Financial Liabilities - Additional Information (Details) $ in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 COP ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of financial liabilities [line items]
Financial assets	$ 1,064	$ 148		$ 42	$ 459
Borrowings	63,079	39,768
Borrowing Agreements
Disclosure of financial liabilities [line items]
Interest expense on borrowings	3,052
Financial assets	57,398	$ 42,052
Borrowings, maturity		March 1, 2025
Borrowings, interest rate		10.60%	10.60%
Borrowings	$ 63,079	$ 3,177	$ 14,000,000
Overdraft Facility
Disclosure of financial liabilities [line items]
Borrowings, interest rate		11.00%	11.00%